Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2021
Financial Assets At Amortized Cost
Schedule of financial assets at amortized cost	Schedule of financial assets at amortized cost
	12.31.21	12.31.20
Non-current
Government bonds	-	361

Current
Government bonds	243	117